Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 35,625	₱ 38,304
Contract assets	2,306	2,559
Contract liabilities and unearned revenues (Notes 22 and 24)	₱ 13,621	₱ 9,571	₱ 8,483	₱ 7,182